As filed electronically with the Securities and Exchange Commission on
                                  June 29, 1999
                       (File Nos. 33-95688 and 811-09084)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 8 [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 10 [x]


                                 THE WEISS FUND
               (Exact Name of Registrant as Specified in Charter)

               4176 Burns Road, Palm Beach Gardens, Florida 33410
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (561) 627-3300

                                John N. Breazeale
                          Weiss Money Management, Inc.
                                 4176 Burns Road
                        Palm Beach Gardens, Florida 33410
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


[ X ] It is proposed that this Post-Effective Amendment become effective on June 30, 1999 pursuant to paragraph (b) of Rule 485.




THIS POST-EFFECTIVE AMENDMENT NO. 8 TO THE REGISTRATION STATEMENT OF THE WEISS FUND (THE "REGISTRANT") IS BEING MADE TO UPDATE REGISTRANT'S FINANCIAL STATEMENTS, TO FILE CERTAIN EXHIBITS TO THE REGISTRANT'S REGISTRATION STATEMENT AND TO EFFECT CERTAIN OTHER CHANGES.




                                 THE WEISS FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 8 contains the Prospectuses and Statement of Additional Information to be used with the Class A and Class S shares of Weiss Millenium Opportunity Fund, a series of The Weiss Fund (the "Trust").

                          ITEMS REQUIRED BY FORM N-1A:

PART A:

ITEM 1 FRONT AND BACK COVER PAGES: Front and back cover pages

ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE: Fund Goal, Principal Strategies, Performance and Principal Risks

ITEM 3 RISK/RETURN SUMMARY: FEE TABLE: Fees and Expenses

ITEM 4  INVESTMENT  OBJECTIVES,  PRINCIPAL  INVESTMENT  STRATEGIES,  AND RELATED
     RISKS: More Information About the Fund's Principal Strategies and Risks

ITEM 5 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not applicable

ITEM 6 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE: Fund Management

ITEM 7 SHAREHOLDER INFORMATION: Dividends and Distributions; Taxes; How to Invest in the Fund; Opening an Account; Adding to Your Investment; Redeeming Fund Shares; Exchanging Fund Shares; Transaction Information; Shareholder Services

ITEM 8 DISTRIBUTION ARRANGEMENTS: How to Invest in the Fund; Opening an Account; Exchanging Fund Shares ITEM 9 FINANCIAL HIGHLIGHTS INFORMATION: Financial Highlights


PART B

ITEM 10 COVER PAGE AND TABLE OF CONTENTS: Cover Page; Table of Contents

ITEM 11 FUND HISTORY: Organization of the Fund

ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Restrictions and Techniques

ITEM 13 MANAGEMENT OF THE FUND: Trustees and Officers; Management Compensation

ITEM 14 CONTROL  PERSONS  AND  PRINCIPAL  HOLDERS OF  SECURITIES:  Trustees  and
     Officers

ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

ITEM 16 BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation

ITEM 17 CAPITAL STOCK AND OTHER SECURITIES: Organization of the Fund

ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Buying Shares; Net Asset Value; Redemptions

ITEM 19 TAXATION OF THE FUND: Taxes

ITEM 20 UNDERWRITERS: Investment Advisory and Other Services

ITEM 21 CALCULATION OF PERFORMANCE DATA: Performance Information

ITEM 22 FINANCIAL STATEMENTS: Financial Statements



                        WEISS MILLENNIUM OPPORTUNITY FUND

                                   Prospectus
                                  June 30, 1999


     This Prospectus relates to the Class A shares of Weiss Millennium Opportunity Fund.

     No other shares are offered in this Prospectus.


     Weiss Millennium Opportunity Fund seeks capital appreciation.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS
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FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK..........1
FEES AND EXPENSES........................................................2
FUND MANAGEMENT..........................................................6
DIVIDENDS AND DISTRIBUTIONS..............................................7
TAXES....................................................................7
FINANCIAL HIGHLIGHTS.....................................................8
HOW TO INVEST IN THE FUND................................................8
OPENING AN ACCOUNT.......................................................9
ADDING TO YOUR INVESTMENT...............................................11
REDEEMING FUND SHARES...................................................11
EXCHANGING FUND SHARES..................................................12
TRANSACTION INFORMATION.................................................13
SHAREHOLDER SERVICES....................................................15
ADDITIONAL INFORMATION..................................................17

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FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK
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GOAL The Weiss Millennium Opportunity Fund seeks capital appreciation. The Fund's investment objective may be changed without shareholder approval.


PRINCIPAL STRATEGIES In seeking its investment objective of capital appreciation, the Fund will invest primarily in a portfolio of equity securities, such as common stocks, and will engage in short sales of such securities. Although equity securities are the primary focus of the Fund, the Manager intends to purchase investment-grade fixed income securities in attempting to achieve the Fund's objective. Under normal circumstances it is expected that approximately 20% of the Fund's assets will be invested in such securities. The Fund's investment manager, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), will use both fundamental analysis and proprietary computer models to identify those securities to be purchased, sold or sold short. Under normal conditions, the Fund will invest at least 65% of its assets in long and/or short equity positions.

The Fund employs a long-short approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as Year 2000 ("Y2K") related problems or deflation, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals, (2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.


The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the Fund's portfolio turnover rate could reach 400% or more.

PRINCIPAL RISKS There are market and investment risks with any security. The value of an investment in the Fund will fluctuate over time and it is possible to lose money invested in the Fund.


o Stock Market Stock market movements will affect the Fund's share price on a daily basis. The Fund's portfolio securities could lose value as a result of a decline in the overall stock market. When the Fund purchases a stock, it is said to have a "long" position in that stock. Selling a stock "short" means that the Fund has sold a stock it does not own with the expectation that it will be able to buy the stock later at a lower price in order to close the transaction and realize a gain on the difference between the respective sale and purchase prices. The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position.


o Equity Investing An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the success or failure of any company in which it holds stock. In addition, the market value of common stocks can fluctuate significantly.


o Short Investing If the Fund's Manager takes short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only. Since the Fund is not restricted in the amount of its assets that may be allocated to short sales, significant short equity positions could increase the Fund's risk profile. Investment in shares of the Fund is more volatile and risky than many other mutual funds or other forms of investment.


o Portfolio Strategy The Manager's skill in choosing appropriate investments for the Fund will determine in large part the Fund's ability to achieve its investment objective. The risk exists that the Manager may incorrectly allocate the Fund's investments between long and short equity positions.


o Debt Securities Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. In addition, the risk of prepayment could adversely impact the Fund during a period of falling interest rates as the Fund would be required to invest the proceeds from such investments at lower interest rates. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer.


o Portfolio Turnover Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. A high portfolio turnover will result in higher brokerage costs and taxes, which will affect the Fund's performance.

PERFORMANCE Since this is a new fund, no past performance data are available.

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FEES AND EXPENSES
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The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (1)               1.50%
(as a percentage of offering price)
Redemption Fee (2)                                                 None
(as a percentage of amount redeemed)
Exchange Fee                                                       $5.00
(1)  Up to a maximum of $75 per account.
(2)  A $15 service fee may be charged for redemptions by wire.


ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)


Management Fee:                                          1.50%


Other Expenses:*                                         0.55%

Total Annual Fund Operating Expenses:                    2.05%


* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your cost would be:

1 YEAR                   $281
3 YEARS                  $713

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MORE INFORMATION ABOUT THE FUND'S PRINCIPAL STRATEGIES AND RISKS
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PRINCIPAL STRATEGIES:


The Manager uses a variety of investments and investment techniques in seeking to achieve the Fund's investment objective. The Fund's primary investment strategies are described below; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Although the Fund will attempt to achieve its investment objective, there is no assurance it will be successful.



The following describes the Manager's investment approach in greater detail.

Analysis:

o Fundamental analysis: Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as the Y2K computer problem (considered paramount factors in the years 1999 and 2000) as well as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.

o Sector analysis: A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling securities short in sectors that are showing weakness.

o Market trend analysis: Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

Security Selection:


Based upon the results of both the fundamental and sector analyses discussed above:


o A Buy Candidates List is created containing stocks in sectors ranked high.

o A Short-Sale Candidates List is created with stocks in sectors ranked low.

Portfolio Structure:

The Fund's assets will normally be invested as set forth below. Depending on the
Manager's  perception  of  market  conditions,   these  percentages  may  differ
substantially at various times.


o Approximately 30% of the Fund's assets will be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

o Approximately 50% of the Fund's assets will consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market trend, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market trend, this portion of the portfolio will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

o Approximately 20% of the Fund's assets will be invested in debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, debt securities of investment grade corporate issuers and zero coupon bonds. If a debt security held by the Fund ceases to be rated or its rating is reduced below investment-grade, the Fund's Manager will review the investment in light of the Fund's investment philosophy to determine whether or not selling the security would be in the best interests of the Fund.


RISKS:

EQUITY SECURITIES Since it purchases common stocks (referred to above as taking a "long" equity position), the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

SHORT SALES When the Manager anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale (referred to above as taking a "short" equity position). The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at a particular time or at an acceptable price.

FIXED INCOME SECURITIES The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Further, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

o Credit Quality Risk - The possibility that an issuer will be unable to make timely payments of either principal or interest.

o Prepayment or Call Risk - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. As a result, the Fund may be required to invest the proceeds from such investments at lower interest rates.


TEMPORARY DEFENSIVE INVESTMENTS The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, the Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities the Manager believes to be consistent with the Fund's best interests. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

NON-PRINCIPAL INVESTMENT STRATEGIES To a more limited extent, the Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options on securities and stock indices, options on stock index futures contracts, and other derivatives (i.e., financial instruments that derive their value from other securities or commodities, or that are based on indices).

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FUND MANAGEMENT
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INVESTMENT MANAGER

Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to the Fund, and is responsible for the day-to-day management of the portfolio. The Manager has been providing advisory services to The Weiss Fund (formerly known as Weiss Treasury Fund) since the Trust's commencement of operations in 1996, and to individual clients since its inception in 1980.

Under the investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets.

SUB-ADVISER

Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733, has been retained by the Manager to provide sub-advisory services to the Fund. Tony Sagami, President of Harvest Advisors, has been actively involved in the development of sophisticated investment software and quantitative investment strategies. Harvest Advisors and/or its principals have been continuously serving institutional and individual investors since 1993. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of the Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser a fee out of the investment advisory fees it receives from the Fund.

PORTFOLIO MANAGER


John N. Breazeale. Mr. Breazeale, President of Weiss Money Management, Inc., President and Chairman of the Board of Trustees of Weiss Fund, and portfolio manager of the Weiss Treasury Only Money Market Fund, a separate series of Weiss Fund, is primarily responsible for implementing the Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager and the Sub-Adviser. Mr. Breazeale has been a portfolio manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 28 years' experience in the securities industry.



YEAR 2000 READINESS

The services provided to the Fund by Weiss and the Fund's other service providers are dependent on those service providers' computer systems. Computer software and hardware systems in use today may not be able to distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative impact on handling securities trades, pricing and account services. Weiss is working with the Fund's other service providers to address the Year 2000 Problem with respect to the computer systems that they use. Specifically, Weiss has completed changes to its internal hardware and software in order to complete its Year 2000 readiness. In addition, completed Y2K readiness questionnaires have been received from all of the financial vendors and service providers of the Manager and are currently being evaluated as to the quality of their Y2K readiness status. The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

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DIVIDENDS AND DISTRIBUTIONS
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The Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested.
Exchanges among the Weiss funds are also taxable events.

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TAXES
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Dividends paid out of the Fund's net investment income and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The foregoing discussion of federal tax consequences is intended for general information only. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS
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Since this is a new fund, no financial highlights data are available.

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HOW TO INVEST IN THE FUND
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BUYING SHARES


Purchase orders for shares of the Fund which are received by the transfer agent on any business day by the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, receive the net asset value per share next determined after receipt of the order by the transfer agent, less any applicable front-end sales charge. Purchase orders received after the close of regular trading on the Exchange receive the net asset value per share next determined after receipt of the order by the transfer agent, less any applicable front-end sales charge. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the Exchange or the Federal Reserve is closed.


A front-end sales charge of 1.50% is assessed on purchases of Fund shares, subject to a maximum of $75 per account. Broker-dealers other than the distributor may assess additional transaction charges in connection with purchases of Fund shares.

PURCHASES BY CHECK

Fund shares may be purchased by a check drawn on an account belonging to the prospective shareholder. See "Opening an Account" for minimum purchase requirements. If you purchase shares with a check that does not clear, your purchase order will be canceled and you will be liable for any losses or fees the Fund or the transfer agent incurred. Checks must be drawn on a U.S. bank. Purchases by check are executed on the day the check is received in good order by the transfer agent. Purchases are made in full and fractional shares. Checks for investment should be payable to the Fund.

Please see "Transaction Information" later in this Prospectus for additional information on buying, redeeming and exchanging Fund shares.

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OPENING AN ACCOUNT
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MINIMUM INVESTMENT

The minimum initial investment in the Fund is $5,000.

BY MAIL

Complete an account application and mail it along with a check payable to the Fund to either:

         The Weiss Fund                   The Weiss Fund
         P.O. Box 8969                    c/o PFPC Trust Company
         Wilmington, DE 19899-8969        400 Bellevue Parkway, Suite 108
         .........                                 Wilmington, DE  19899

BY WIRE

If you are wiring funds, please contact a Fund representative at (800) 430-9617 to open an account.

Ask your bank to send immediately available funds by wire to:

         PNC Bank N.A.
         Philadelphia, PA 19103
         ABA No. 031000053
         DDA Account # 86-1030-3574
         Further Credit to: (Shareholder Name and Account Number)

The wire should include your name, address and taxpayer identification number and the name of the Fund. An account application indicating the name in which the purchase is to be made must be completed and mailed by you to the address under "Opening an Account--By Mail" above via overnight delivery or sent by facsimile transmission. Purchase money will be returned promptly in the event a completed account application is not received. Please call the Fund's transfer agent at (800) 430-9617 for additional information prior to making a purchase by wire and consult your bank regarding bank wire or other charges.

FRONT-END SALES CHARGE

The offering price of the Fund's shares is the net asset value next determined after the Fund receives a valid purchase request, plus the front-end sales load.

The amount of the front-end sales load as a percentage of the offering price is 1.50%, which equals 1.52% of the net amount invested. Assessment of the front-end sales charge is limited to a maximum of $75 per account. Applicable sales charge assessments in excess of such amount will be waived. In addition, the sales charge is not assessed on (i) Fund shares purchased with reinvested dividends or distributions, (ii) subsequent investments in the Fund, (iii) exchanges from another Weiss fund with the same or a higher sales charge, and
(iv) exchanges from another Weiss fund whose shares were purchased through a previous exchange from this Fund.

WAIVER OF FRONT-END SALES CHARGE

In addition to the examples discussed in the preceding paragraph, the front-end sales charge will be waived on Fund shares purchased:

o    in  connection  with  shares  purchased  through  the  cross   reinvestment
     privilege;

o by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Fund Shares");

o by directors, officers and employees and members of their immediate families of the Manager, the Sub-Adviser and their affiliates and dealers that enter into agreements with the Fund's distributor;

o    by Trustees and officers of Weiss Fund;

o through wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with the Fund's distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge; and

o by persons purchasing shares of the Fund through a payroll deduction plan or a qualified retirement plan which permits purchases of shares of the Fund.

Repurchase of Fund Shares

Investors may repurchase any amount of Fund shares at net asset value (without the normal front-end sales charge), up to the limit of the value of any amount of the shares (other than those which were purchased with reinvested dividends and distributions) that they redeemed within the past 30 days. In effect, this allows investors to reacquire shares that they may have had to redeem, without re-paying the front-end sales charge. An investor may only exercise this privilege once. To exercise this privilege, we must receive the purchase order within 30 days of that investor's redemption. In addition, an investor must provide written notification and indicate on the purchase order that shares are being repurchased.

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ADDING TO YOUR INVESTMENT
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MINIMUM INVESTMENT

The minimum amount required to make subsequent investments is $100.


BY MAIL

Make a check payable to the Fund and mail to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number on the check and, if possible, use the tear off form attached to your regular Fund account statement.

BY WIRE

Ask your bank to send immediately available funds by wire to:

         PNC Bank N.A.
         Philadelphia, PA 19103
         ABA No. 031000053
         DDA Account # 86-1030-3574
         Further Credit to: (Shareholder Name and Account Number)

The wire should include your name and account number. Please call the Fund's transfer agent at (800) 430-9617 regarding purchases by wire and consult your bank regarding bank wire or other charges.

AUTOMATIC INVESTMENT PLAN

Please call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing sections 6 and 8 of the new account application form. See "Shareholder Services--Automatic Investment Plan."

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REDEEMING FUND SHARES
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The Fund mails redemption proceeds within three business days following the receipt of a redemption request in proper form as described below, except in the case of shares recently purchased by check. The Fund may delay payment of redemption proceeds for shares purchased by check until the check clears, which may take up to 15 days from the purchase date. Once the purchase check has cleared, redemption proceeds will be sent within three business days.

Redemptions in the amount of $50,000 or more require a Medallion Signature Guarantee. Please refer to "Medallion Signature Guarantees" later in this Prospectus for more information.

The redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

BY TELEPHONE

Call (800) 430-9617 and speak with a service representative of The Weiss Fund anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. Redemptions may be by check, or, if you previously selected wire redemption privileges on your account application, by wire. Checks must be sent to the shareholder's address of record and can be for any amount. Wire redemptions must be made in amounts of at least $1000. A $15 service charge may be charged for redemptions by wire. See "Transaction Information Telephone Transaction" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number in your request.

AUTOMATIC WITHDRAWAL PLAN

Call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing section 9 of the new account application form. See "Shareholder Services--Automatic Withdrawal Plan."

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EXCHANGING FUND SHARES
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Shareholders of the Fund have an exchange privilege with other Weiss funds. The Fund reserves the right to reject any exchange order. Shareholders of the Fund may exchange their outstanding shares for shares of another Weiss fund on the basis of relative net asset value per share. Before exchanging shares into another Weiss fund, please call (800) 430-9617 to obtain the appropriate fund prospectus.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

This exchange privilege is available only in states where the Fund's shares may be legally sold.

MINIMUM INVESTMENT

A minimum initial investment must be made to establish an account into which exchange proceeds may be invested. If you are opening an account in a different Weiss fund by exchange, the shares being exchanged must be at least equal in value to the minimum investment requirement for the fund into which exchange proceeds are being invested. If shares of a Weiss fund purchased without a sales charge or with a lower sales charge are exchanged for shares of another Weiss fund with a sales charge or a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and the higher applicable sales charges). If Weiss fund shares are exchanged into another Weiss fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange. Finally, the Fund's sales charge is not assessed on exchanges from another Weiss fund whose shares were purchased through a previous exchange from this Fund. A $5 fee is assessed for each exchange transaction.

BY TELEPHONE

Call (800) 430-9617 and speak with a service representative of The Weiss Fund anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. See "Transaction Information--Telephone Transactions" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail." Please be sure to include in your instructions:

         -- the dollar amount or number of shares you wish to exchange; -- your account number; -- the name of the Fund you are exchanging from; -- the name of the Fund you are exchanging into; and -- a daytime telephone number at which you can be reached.

------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

On those days where the Fund's custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. Market prices are used to determine the value of the Fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Fund's Board of Trustees or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

TELEPHONE TRANSACTIONS

Shareholders automatically receive the Telephone Transaction Privilege. The Telephone Transaction Privilege allows a shareholder to effect exchanges from the Fund into an identically registered account in another Weiss fund as well as other transactions as outlined in this prospectus, by calling (800) 430-9617. If a shareholder does not wish to have this privilege, he or she must place a checkmark in the appropriate box in the Telephone Transaction Authorization portion of the account application.

Neither  the  Fund  nor  the  transfer   agent  will  be  liable  for  following
instructions communicated by telephone reasonably believed to be genuine and a loss to the shareholder may result due to an unauthorized transaction. The Fund and the transfer agent will employ reasonable procedures (which may include one or more of the following: recording all telephone calls, requesting telephone exchanges or other instructions, verifying authorization and requiring some form of personal identification prior to acting upon instructions, and sending a statement each time a telephone transaction is effected) to confirm that instructions communicated by telephone are genuine. The Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed.

Of course, shareholders are not obligated in any way to execute a telephone transaction and may choose to give such instructions in writing. During periods of drastic economic or market changes, it is possible that the Telephone Transaction Privilege may be difficult to implement. In this event, shareholders should follow the other transaction procedures such as those discussed under "Exchanging Shares" and/or "Redeeming Shares," including the procedures for processing exchanges through securities dealers.

MEDALLION SIGNATURE GUARANTEES

Certain types of redemption requests must include a Medallion Signature Guarantee for each name in which the account is registered. Medallion Signature Guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day; (ii) any amount, if the redemption proceeds are to be sent elsewhere than the address of record on the Fund's books; or (iii) an amount of $50,000 or less if the address of record has been changed on the Fund's books for less than 60 days, although the transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions. A Medallion Signature Guarantee stamp may be obtained from a member of a national securities exchange, a U.S. commercial bank, trust company, or Federally chartered savings and loan, or other recognized member of the Medallion Signature Guarantee program. A notarization from a notary public is NOT acceptable. Guarantees must be signed by an authorized person at one of these institutions.

TAX IDENTIFICATION NUMBER

When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. Federal tax law requires the Fund to withhold 31% of taxable distributions from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund also reserves the right to redeem shares from accounts without such information upon 30 days' notice. Shareholders may avoid redemption by providing the Fund with a tax identification number during the notice period.

SUBMINIMUM ACCOUNTS

The Fund reserves the right to involuntarily redeem an account after 30 days' written notice, if the account's net asset value falls and remains below a $2,500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND
In unusual circumstances, the Fund may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

SHORT-TERM TRADING

The Fund and the transfer agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

------------------------------------------------------

SHAREHOLDER SERVICES
------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

You may elect to have money automatically transferred from your bank account into your Fund account(s) at regular intervals of your choice. Your bank account must be a checking or bank money market account maintained at a domestic financial institution that is an Automated Clearinghouse Member. A minimum investment of $50 per transaction is required for participation in the Automatic Investment Plan. Please call (800) 430-9617 for additional information.



AUTOMATIC WITHDRAWAL PLAN

You may elect to have money automatically withdrawn from your Fund account on a monthly, quarterly, semi-annual or annual basis in the amount of $100 or more. The automatic withdrawal will be made on or about the 25th day of each month. Please call (800) 430-9617 for additional information.

DIVIDEND REINVESTMENT PLAN

Dividends will be automatically reinvested in additional Fund shares unless otherwise indicated on the account application. Please call (800) 430-9617 for additional information.

CROSS REINVESTMENT PRIVILEGE

You may want to have your dividends received from the Fund automatically invested in shares of another Weiss fund. Investments will be made at a price equal to the net asset value of the acquired shares next determined after receipt of the distribution proceeds by the transfer agent. In order to qualify for the Cross Reinvestment Privilege, the value of your account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement. There are no subsequent investment requirements for amounts to which dividends are directed nor are service fees currently charged for effecting these transactions. The election to cross-reinvest dividends will not affect the tax treatment of such dividends, which will be treated as received by you and then used to purchase shares of the acquired fund. Please call (800) 430-9617 for additional information.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund offers Individual Retirement Account ("IRA") and Roth IRA plans, which generally allow a maximum annual contribution of $2,000 per person for individuals eligible to contribute to such a plan. PNC Trust Company, which serves as custodian or trustee under the Fund's IRA and Roth IRA plans, charges certain nominal fees for the annual maintenance of such accounts. Please call
(800) 430-9617 for additional information and account materials.

------------------------------------------------------

ADDITIONAL INFORMATION
------------------------------------------------------

The following document contains further details about the Fund's Class A shares and is available upon request and without charge:

Statement of Additional Information ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries and obtain the above documentation free of charge by contacting:

The Weiss Fund
4176 Burns Road
Palm Beach Gardens, Fl 33410
(800) 289-8100

These documents are also available from the SEC:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street NW
Washington, DC 20549-6009
1-800-SEC-0330
http://www.sec.gov

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number
811-09084



                        WEISS MILLENNIUM OPPORTUNITY FUND

                                   Prospectus
                                  June 30, 1999


     This Prospectus relates to the Class S shares of Weiss Millennium Opportunity Fund.

     No other shares are offered in this Prospectus.


     Weiss Millennium Opportunity Fund seeks capital appreciation.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

------------------------------------------------------------
TABLE OF CONTENTS
------------------------------------------------------------

FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK.........1
FEES AND EXPENSES.......................................................2
FUND MANAGEMENT.........................................................6
DIVIDENDS AND DISTRIBUTIONS.............................................7
TAXES...................................................................7
FINANCIAL HIGHLIGHTS....................................................8
HOW TO INVEST IN THE FUND...............................................8
REDEEMING FUND SHARES...................................................8
TRANSACTION INFORMATION.................................................9
ADDITIONAL INFORMATION.................................................10

----------------------------------------------------------------------------
FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK
----------------------------------------------------------------------------

GOAL The Weiss Millennium Opportunity Fund seeks capital appreciation. The Fund's investment objective may be changed without shareholder approval.


PRINCIPAL STRATEGIES In seeking its investment objective of capital appreciation, the Fund will invest primarily in a portfolio of equity securities, such as common stocks, and will engage in short sales of such securities. Although equity securities are the primary focus of the Fund, the Manager intends to purchase investment-grade fixed income securities in attempting to achieve the Fund's objective. Under normal circumstances it is expected that approximately 20% of the Fund's assets will be invested in such securities. The Fund's investment manager, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), will use both fundamental analysis and proprietary computer models to identify those securities to be purchased, sold or sold short. Under normal conditions, the Fund will invest at least 65% of its assets in long and/or short equity positions.

The Fund employs a long-short approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as Year 2000 ("Y2K") related problems or deflation, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals, (2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.

The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the Fund's portfolio turnover rate could reach 400% or more.


PRINCIPAL RISKS There are market and investment risks with any security. The value of an investment in the Fund will fluctuate over time and it is possible to lose money invested in the Fund.


o Stock Market Stock market movements will affect the Fund's share price on a daily basis. The Fund's portfolio securities could lose value as a result of a decline in the overall stock market. When the Fund purchases a stock, it is said to have a "long" position in that stock. Selling a stock "short" means that the Fund has sold a stock it does not own with the expectation that it will be able to buy the stock later at a lower price in order to close the transaction and realize a gain on the difference between the respective sale and purchase prices. The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position.


o Equity Investing An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the success or failure of any company in which it holds stock. In addition, the market value of common stocks can fluctuate significantly.


o Short Investing If the Fund's Manager takes short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only. Since the Fund is not restricted in the amount of its assets that may be allocated to short sales, significant short equity positions could increase the Fund's risk profile. Investment in shares of the Fund is more volatile and risky than many other mutual funds or other forms of investment.


o Portfolio Strategy The Manager's skill in choosing appropriate investments for the Fund will determine in large part the Fund's ability to achieve its investment objective. The risk exists that the Manager may incorrectly allocate the Fund's investments between long and short equity positions.


o Debt Securities Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. In addition, the risk of prepayment could adversely impact the Fund during a period of falling interest rates as the Fund would be required to invest the proceeds from such investments at lower interest rates. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer.

o Portfolio Turnover Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. A high portfolio turnover will result in higher brokerage costs and taxes, which will affect the Fund's performance.



PERFORMANCE Since this is a new fund, no past performance data are available.

-------------------------------------------------------------------------------
FEES AND EXPENSES-------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)
Redemption Fee (1)                                                      None
(as a percentage of amount redeemed)
Exchange Fee                                                            $5.00

(1) A $15 service fee may be charged for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

Management Fee:                                                      1.50%

Distribution and/or Service (12b-1) Fees:                            0.25%


Other Expenses:*                                                     0.55%

Total Annual Fund Operating Expenses:                                2.30%

* "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your cost would be:

1 YEAR                   $233
3 YEARS                  $718


-----------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FUND'S PRINCIPAL STRATEGIES AND RISKS
-----------------------------------------------------------------------------

PRINCIPAL STRATEGIES:


The Manager uses a variety of investments and investment techniques in seeking to achieve the Fund's investment objective. The Fund's primary investment strategies are described below; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Although the Fund will attempt to achieve its investment objective, there is no assurance it will be successful.


The following describes the Manager's investment approach in greater detail.

Analysis:

o Fundamental analysis: Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as the Y2K computer problem (considered paramount factors in the years 1999 and 2000) as well as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.

o Sector analysis: A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling securities short in sectors that are showing weakness.

o Market trend analysis: Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

Security Selection:


Based upon the results of both the fundamental and sector analyses discussed above:


o A Buy Candidates List is created containing stocks in sectors ranked high.

o A Short-Sale Candidates List is created with stocks in sectors ranked low.

Portfolio Structure:

The Fund's assets will normally be invested as set forth below. Depending on the
Manager's  perception  of  market  conditions,   these  percentages  may  differ
substantially at various times.


o Approximately 30% of the Fund's assets will be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

o Approximately 50% of the Fund's assets will consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market trend, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market trend, this portion of the portfolio will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

o Approximately 20% of the Fund's assets will be invested in debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, debt securities of investment grade corporate issuers and zero coupon bonds. If a debt security held by the Fund ceases to be rated or its rating is reduced below investment-grade, the Fund's Manager will review the investment in light of the Fund's investment philosophy to determine whether or not selling the security would be in the best interests of the Fund.

RISKS:


EQUITY SECURITIES Since it purchases common stocks (referred to above as taking a "long" equity position), the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

SHORT SALES When the Manager anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale (referred to above as taking a "short" equity position). The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at a particular time or at an acceptable price.


FIXED INCOME SECURITIES The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Further, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


o Credit Quality Risk - The possibility that an issuer will be unable to make timely payments of either principal or interest.

o Prepayment or Call Risk - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. As a result, the Fund may be required to invest the proceeds from such investments at lower interest rates.


TEMPORARY DEFENSIVE INVESTMENTS The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, the Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities the Manager believes to be consistent with the Fund's best interests. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

NON-PRINCIPAL INVESTMENT STRATEGIES To a more limited extent, the Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options on securities and stock indices, options on stock index futures contracts, and other derivatives (i.e., financial instruments that derive their value from other securities or commodities, or that are based on indices).

------------------------------------------------------
FUND MANAGEMENT
------------------------------------------------------

INVESTMENT MANAGER


Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to the Fund, and is responsible for the day-to-day management of the assets. The Manager has been providing investment advisory services to The Weiss Fund (formerly known as Weiss Treasury Fund) since the Trust's commencement of operations in 1996 and to individual clients since its inception in 1980.


Under the investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets.

SUB-ADVISER

Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733, has been retained by the Manager to provide sub-advisory services to the Fund. Tony Sagami, President of Harvest Advisors, has been actively involved in the development of sophisticated investment software and quantitative investment strategies. Harvest Advisors and/or its principals have been continuously serving institutional and individual investors since 1993. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of the Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser a fee out of the investment advisory fees it receives from the Fund.

PORTFOLIO MANAGER


John N. Breazeale. Mr. Breazeale, President of Weiss Money Management, Inc., President and Chairman of the Board of Trustees of Weiss Fund, and assets manager of the Weiss Treasury Only Money Market Fund, a separate series of Weiss Fund, is primarily responsible for implementing the Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager and the Sub-Adviser. Mr. Breazeale has been a assets manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided assets management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 28 years' experience in the securities industry.


YEAR 2000 READINESS

The services provided to the Fund by Weiss and the Fund's other service providers are dependent on those service providers' computer systems. Computer software and hardware systems in use today may not be able to distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative impact on handling securities trades, pricing and account services. Weiss is working with the Fund's other service providers to address the Year 2000 Problem with respect to the computer systems that they use. Specifically, Weiss has completed changes to its internal hardware and software in order to complete its Year 2000 readiness. In addition, completed Y2K readiness questionnaires have been received from all of the financial vendors and service providers of the Manager and are currently being evaluated as to the quality of their Y2K readiness status. The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

The Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested.
Exchanges among the Weiss funds are also taxable events.

------------------------------------------------------
TAXES
------------------------------------------------------

Dividends paid out of the Fund's net investment income and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The foregoing discussion of federal tax consequences is intended for general information only. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------

Since this is a new fund, no financial highlights data are available.

------------------------------------------------------
HOW TO INVEST IN THE FUND
------------------------------------------------------

BUYING SHARES

You may buy shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The minimum initial investment in the Fund is $5,000. The minimum amount required to make subsequent investments is $100.


Purchase orders for shares of the Fund which are received by the transfer agent on any business day by the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, receive the net asset value per share next determined after receipt of the order by the transfer agent. Purchase orders received after the close of regular trading on the Exchange receive the net asset value per share next determined after receipt of the order by the transfer agent. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the Exchange or the Federal Reserve is closed.


---------------------------------------------------------------------
REDEEMING FUND SHARES
---------------------------------------------------------------------

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

On those days where the Fund's custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. Market prices are used to determine the value of the Fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Fund's Board of Trustees or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

SUBMINIMUM ACCOUNTS

The Fund reserves the right to involuntarily redeem an account after 30 days' written notice, if the account's net asset value falls and remains below a $2,500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND


In unusual circumstances, the Fund may make payment in readily marketable assets securities at their market value equal to the redemption price.


SHORT-TERM TRADING

The Fund and the transfer agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

------------------------------------------------------

ADDITIONAL INFORMATION
------------------------------------------------------

The following document contains further details about the Fund's Class S shares and is available upon request and without charge:

Statement of Additional Information ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries and obtain the above documentation free of charge by contacting:

The Weiss Fund
4176 Burns Road
Palm Beach Gardens, Fl 33410
(800) 289-8100

These documents are also available from the SEC:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street NW
Washington, DC 20549-6009
1-800-SEC-0330
http://www.sec.gov

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number
811-09084




                                 THE WEISS FUND
                                 4176 Burns Road
                          Palm Beach Gardens, FL 33410
                                 (800) 289-8100



                       Statement of Additional Information
                                  June 30, 1999




                        Weiss Millennium Opportunity Fund



This Statement of Additional Information ("SAI") pertains to the Class A and Class S shares of Weiss Millennium Opportunity Fund (the "Fund"), which is a separate series of The Weiss Fund, a Massachusetts business trust (the "Trust") that currently consists of two portfolios, each of which is diversified. The Fund is managed by Weiss Money Management, Inc. (the "Manager").

This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated June 30, 1999 (the "Prospectus"), as amended from time to time, copies of which may be obtained from the Trust without charge by writing to the above address or by calling (800) 289-8100.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES...........................1

         Investment Objective...............................................1
         Investments........................................................1
         Investment Restrictions...........................................12

ORGANIZATION OF THE FUND...................................................14

         TRUSTEES AND OFFICERS.............................................16

MANAGEMENT COMPENSATION....................................................17


INVESTMENT ADVISORY AND OTHER SERVICES.....................................17

         Investment Manager................................................17
         Sub-Adviser.......................................................18
         Distributor.......................................................18
         Administrator.....................................................19
         Transfer Agent, Dividend Disbursing Agent and Custodian...........19

PERFORMANCE INFORMATION....................................................20

         Average Annual Total Return.......................................20
         Cumulative Total Return...........................................20
         Total Return......................................................21
         Capital Change....................................................21
         Comparison of Portfolio Performance...............................21

BUYING SHARES..............................................................22


REDEMPTIONS................................................................23


DIVIDENDS AND DISTRIBUTIONS................................................23


TAXES    ..................................................................23


BROKERAGE ALLOCATION.......................................................27


NET ASSET VALUE............................................................28


INDEPENDENT ACCOUNTANTS....................................................28


FINANCIAL STATEMENTS.......................................................29


ADDITIONAL INFORMATION.....................................................29


APPENDIX A.................................................................30


APPENDIX B.................................................................33

         INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES

Investment Objective

The Fund is a diversified series of The Weiss Fund, an open-end, management investment company. The investment objective of the Fund is to seek capital appreciation. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its objective.

Investments

The Fund's investment policies and techniques are summarized in the Prospectus and set forth in greater detail below. Unless otherwise stated, the Fund's policies are not fundamental.


The Fund pursues its objective by investing primarily in a portfolio of equity securities, such as common stocks, and engaging in short sales of such securities. The Fund employs a "long-short" approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as Year 2000 ("Y2K") related problems or deflation, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals,
(2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.


Investments may be made in well-known, established companies, as well as in newer and relatively unseasoned companies. Individual security selection aided by computer technology is an important part of the Fund's investment approach. The Fund's sub-advisor, Harvest Advisors, Inc. ("Harvest Advisors" or the "Sub-Adviser"), utilizes a risk management system based upon a quantitative model that is a combination of momentum, price behavior, and volatility indicators. The objective of this model is to identify those periods when the stock market is vulnerable. This model is used to adjust the level of the Fund's equity exposure, ranging from fully invested, neutral, or short. Potential investments of the Fund are also evaluated using fundamental analysis including criteria such as earnings outlook, cash flow, asset values, sustainability of product cycles, expansion opportunities, management capabilities, industry outlook, competitive position, and current price relative to long-term value of the company. The Fund also employs a relative strength ranking system to identify the strongest and weakest sectors of the stock market.


Under normal circumstances, it is expected that at least 65% of the Fund's assets will be invested in equity securities, comprised of both long and short positions. The Manager anticipates that a portion of the Fund's assets will be allocated, in both long and short positions, to stocks selected by the Manager based primarily upon fundamental analysis, with a buy and hold strategy in mind. In addition, another part of the Fund's assets will be comprised of both long and short positions in stocks selected by the Manager based upon such criteria as fundamental momentum and relative value, invested with a short-term investment strategy driven primarily by sector analysis. The Manager expects that approximately 20% of the Fund's assets will, under normal conditions, be invested in fixed-income securities, cash and cash equivalents. Depending on the Manager's perception of market conditions, these percentages may differ substantially at various times.


The following describes the Manager's investment approach in greater detail.





Analysis:

o Fundamental analysis: Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as the Y2K computer problem (considered paramount factors in the years 1999 and 2000) as well as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.

o Sector analysis: A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling stocks short in sectors that are showing weakness.

o Market trend analysis: Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.


Security Selection:



Based upon the results of both the fundamental and sector analyses discussed above:

o    A Buy Candidates List is created containing stocks in sectors ranked high.

o    A Short-Sale Candidates List is created with stocks in sectors ranked low.

Portfolio Structure:

The Fund's assets will normally be invested as set forth below. Depending on the
Manager's  perception  of  market  conditions,   these  percentages  may  differ
substantially at various times.


o Approximately 30% of the Fund's assets be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

o Approximately 50% of the Fund's assets will normally consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market, this portion of the assets will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.


o Approximately 20% of the Fund's assets will be invested in debt securities of corporate issuers, including convertible securities, commercial paper and zero coupon bonds, and debt securities issued or guaranteed by the United States government and its agencies or instrumentalities. In a neutral market or for temporary defensive or emergency purposes, the Fund's exposure to these types of securities may be increased significantly.


The Fund may, but is not required to, effect transactions in options on securities and stock indices and options on stock index futures contracts for hedging purposes.

As a result of the investment techniques used by the Fund, the Fund expects that a significant portion (up to 100%) of its assets will be held in liquid securities in a segregated account as "cover" for the investment techniques the Fund employs. These assets may not be sold while the position in the corresponding instrument or transaction (e.g., option or short sale) is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Fund's assets to "cover" investment techniques could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage (such as short selling or hedging) or a financial instrument which the Fund may purchase (such as options) are meant to describe the spectrum of investments that the Manager, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Manager may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.


         Common Stocks

Common stock can be issued by companies to raise cash; all common stock shares represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

         Short Sales

The Fund may seek to realize additional gains or hedge investments through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

         Convertible Securities

The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations (see following section). Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

         Debt Securities

         In General. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         Investment-Grade Debt Securities. The Fund may invest in debt securities that are given an investment-grade rating by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), and may also invest in unrated debt securities that are considered by the Manager to be of comparable quality. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). See Appendix A for a description of these ratings.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

Zero Coupon Securities. The Fund may invest in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.

Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder, the Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

When-Issued Securities. When the Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. In other words, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

         Warrants

The Fund may invest up to 5% of its total assets in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

         Repurchase Agreements

The Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government or other high quality short-term debt obligation (an "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to the applicable Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Fund, that utilize them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the applicable Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days' or less notice. Such repurchase agreements will be regarded as illiquid instruments. The Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.

The Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

         Other Investment Companies

 When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

         Options

The Fund may, but is not required to, purchase and sell put and call options on its portfolio securities to protect against changes in market prices. There is no assurance that the Fund's use of put and call options will achieve its desired objective, and the Fund's use of options may result in losses to the Fund.


         Covered Call Options. The Fund may write covered call options as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         Covered Put Options. The Fund may write covered put options as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Although it has no current intention of doing so, the Fund may also write covered put and call options to attempt to enhance its current return.

         Purchasing Put and Call Options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Although it has no current intention of doing so, the Fund may also purchase put and call options to attempt to enhance its current return.

         Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that the Manager will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of the Manager to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Manager believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Manager may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations may also restrict the Fund's use of options.

         Futures Contracts

         Index Futures Contracts and Options. The Fund may buy and sell options on stock index futures contracts for hedging purposes. The Fund may also buy and sell stock index futures contracts to the extent necessary to close out an open futures option. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge its investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Although it does not currently intend to do so, the Fund may buy and sell stock index futures contracts and related options to attempt to increase investment return, provided that the aggregate initial margins and premiums involved do not exceed 5% of the fair market value of the Fund's total assets.

         Margin Payments. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         Special Risks of Transactions in Futures Contracts and Related Options

         Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

         Hedging Risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. The Manager will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to the Manager's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Manager still may not result in a successful hedging transaction over a very short time period.

         Other Risks. The Fund will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

         Temporary Defensive Strategies

At times, the Fund's Manager may judge that economic or market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive strategies", the Fund may invest in cash or cash equivalents, shares of money market investment companies, commercial paper, zero coupon bonds, repurchase agreements, and other securities its Manager believes to be consistent with the Fund's best interests.

         Investment Restrictions

The Fund has elected to be classified as a diversified series of an open-end investment company. In addition, the Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular series if a matter affects just that series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular series) are present or represented by proxy. As a matter of fundamental policy, the Fund may not:

(1) borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(5)  purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

(6) make loans except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          Nonfundamental policies may be changed by the Trustees of the Trust and without shareholder approval. As a matter of nonfundamental policy, the Fund does not currently intend to:

          borrow money in an amount greater than one-third of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

(2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(3) purchase securities on margin, except (i) in connection with arbitrage transactions, (ii) for margin deposits in connection with short sales, futures contracts, options or other permitted investments, and (iii) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(5) enter into futures contracts or purchase options thereon for other than bona fide hedging purposes unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(7) lend portfolio securities in an amount greater than one-third of its total assets.

Whenever an investment objective, policy or restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

         ORGANIZATION OF THE FUND


The Fund is a diversified series of The Weiss Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust under the name Weiss Treasury Fund. The Trust's name was changed in April 1999. The Trust is comprised of two series: Weiss Treasury Only Money Market Fund and Weiss Treasury Bond Fund, the latter of which did not commence operations and has been redesignated as the Fund. The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.


The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value, all of which have equal rights as to voting, dividends and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have authorized the establishment and designation of two classes of shares of the Fund, Class A and Class S shares. This SAI relates to the Fund's Class A shares. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus.


On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on April 27, 1999, the Board adopted a Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class and (ii) subject to certain limitations described in the Prospectus, Class A shares of the Fund may be exchanged for shares of the same class of another Weiss fund.


The assets of the Trust received for the issue or sale of the shares of each series (or class thereof) and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series (or class thereof) and constitute the underlying assets of such series (or class). The underlying assets of each series (or class thereof) are segregated on the books of account, and are to be charged with the liabilities in respect to such series (or class) and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of each class of each series of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. Generally, all classes of shares of a series will vote together, except with respect to a distribution plan applicable to a class of that series or when a class vote is required by the 1940 Act. A change in investment policy for a series would, for example, be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.
Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Fund is not required to and does not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

         TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses and their principal occupations during the past five years are as follows:

                                                                     Principal Occupation(s)
Name, Address and Age               Position with the Trust          during past 5 years
---------------------               -----------------------          -------------------
John N. Breazeale(1), 52            President and Chairman of        President, Weiss Money Management,
                                    Board of Trustees*               Inc. (1995 - present).  Director of
                                                                     Investments, Weiss Money Management,
                                                                     Inc. (1994 - 1995). Portfolio
                                                                     Manager, Mackenzie Investment
                                                                     Management Inc. (1988 - 1994).
David D. Marky, 32                  Treasurer                        Vice President and Director of
103 Bellevue Parkway                                                 Accounting, PFPC Inc. (1996
Wilmington, DE  19809                                                -present).  Assistant Vice President
                                                                     and Accounting Conversion Manager,
                                                                     PFPC Inc. (1992 - 1996).
Sharon A. Parker(1), 38             Secretary                        Vice President, Weiss Money
                                                                     Management, Inc. (November 1993 -
                                                                     present).  Director of Client
                                                                     Relations, Weiss Money Management,
                                                                     Inc. (April 1990 - November 1993).
Joseph R. Fleming, 44               Assistant Secretary              Partner, Dechert Price & Rhoads
Ten Post Office Square - South                                       (1990 - present).
Boston, MA  02109
Martin D. Weiss(1), 53              Trustee*                         Editor of "Safe Money Report";
                                                                     President, Weiss Group, Inc. (1971 -
                                                                     present); President,  Weiss Money
                                                                     Management, Inc. (November 1980 -
                                                                     April 1995).
Esther S. Gordon, 57                Trustee                          Retired.  Formerly Assistant Manager
422 Woodview Circle                                                  with Southern Bell (1965 - 1994).
Palm Beach Gardens, FL  33410

Robert Z. Lehrer, 66                Trustee                          President, Wyndmoor Industries Inc.
P.O. Box 1679                                                        (1957 - present).  Registered
107 Commodore Drive                                                  securities broker.
Jupiter, FL  33468-1679

Donald Wilk, 61                     Trustee                          President, Donald Wilk Corporation
6044 Petaluma Drive                                                  (1990 - present). Computer sales and
Boca Raton, FL  33433                                                credit card processing.

(1)      4176 Burns Road
         Palm Beach Gardens, FL 33410

*Indicates persons who are "interested" Trustees of the Trust.

                             MANAGEMENT COMPENSATION
                      Fiscal Year Ended December 31, 1998*

                                                      Pension or
                                                      Retirement                                  Total Compensation
                                                      benefits Accrued                            from Trust and
                                   Aggregate          as Part of Trust     Estimated Annual       Fund Complex Paid
                                   Compensation       Expenses             Benefits Upon          to Trustee
Name (Position)                    from Trust                              Retirement

John N. Breazeale                  None               None                 None                   None
(President and Chairman)

David D. Marky**                   None               None                 None                   None
(Treasurer)

Sharon A. Parker                   None               None                 None                   None
(Secretary)

Joseph R. Fleming                  None               None                 None                   None
(Assistant Secretary)

Esther S. Gordon                   $500               None                 None                   $500
(Trustee)

Robert Z. Lehrer                   $500               None                 None                   $500
(Trustee)

Donald Wilk                        $500               None                 None                   $500
(Trustee)

Martin D. Weiss                    None               None                 None                   None
(Trustee)


* For the fiscal year ended December 31, 1998, each non-interested Trustee received an annual fee of $500 plus reimbursement for out-of-pocket expenses. During such fiscal year the Trust was comprised of three series: Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund, the latter of which had not commenced operations and has since been redesignated as the Fund. On January 31, 1998, Weiss Intermediate Treasury Fund was dissolved and liquidated. For the fiscal year ended December 31, 1999, each non-interested Trustee will receive an annual fee of $2,000 plus reimbursement for out-of-pocket expenses for serving in that capacity.


** Mr. Marky replaced Neal J. Andrews who resigned as Treasurer of the Trust effective April 30, 1998.

         INVESTMENT ADVISORY AND OTHER SERVICES

         Investment Manager

As stated in the Prospectus, the Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Manager, Weiss Money Management, Inc. Under the Advisory Agreement, the Manager provides continuing investment management for the Fund consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased for or sold by the Fund. The Manager is controlled (as that term is defined in the 1940 Act) by Martin D. Weiss, its sole director and shareholder.

The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets.

The Manager is responsible for fees and expenses of Trustees, officers and employees of the Trust who are affiliated with the Manager. The Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; transfer agent fees; the cost of preparing share certificates or other share-related expenses, such as expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Sub-Adviser


Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733 has been retained by the Manager to provide sub-advisory services to the Fund. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of the Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser as compensation for Sub-Adviser's services to the Fund, a quarterly fee in arrears at the rate of 10% of all fees payable during the same quarter by the Fund to the Adviser for investment advisory services provided pursuant to the Advisory Agreement, net of any fee waivers or expense reimbursements made by the Adviser with respect to the Fund relating to such quarter. The Manager pays the Sub-Adviser this quarterly fee out of the investment advisory fees it receives from the Fund. The Sub-Adviser is controlled (as that term is defined in the 1940 Act) by Anthony L. Sagami, its sole shareholder and officer.


         Distributor

The Fund's shares are sold on a continuous, best efforts basis by Weiss Funds, Inc. (the "Distributor"), 4176 Burns Road, Palm Beach Gardens, Florida 33410, a registered broker-dealer and wholly-owned subsidiary of the Manager.

Rule 12b-1 Distribution Plan

The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, a Rule 12b-1 distribution plan pertaining to the Fund's Class S shares (the "Plan"). In adopting the Plan, a majority of the "independent" Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of the Plan or under an alternative distribution arrangement.

Under the Plan, the Fund pays the Distributor a fee relating to the distribution and/or service of the Fund's Class S shares, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to those Class S shares. The Distributor may reallow to dealers all or a portion of the service and distribution fees as the Distributor may determine from time to time. The fee compensates the Distributor for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class S shares and/or for account maintenance and personal service to shareholders, including, but not limited to, compensation to broker-dealers that have entered into a dealer and/or shareholder or administrative services agreement with the Distributor; compensation to and expenses of employees of the Distributor who engage in or support distribution and/or shareholder servicing of a Fund's Class S shares; compensation to banks, investment advisers, financial institutions and other entities (including the Distributor itself) for rendering certain shareholder liaison and/or administrative services; telephone expenses; interest expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and profit on the foregoing. Pursuant to the Class S Plan, the Distributor may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved by the votes of a majority of the Board, including the "independent" Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of Class S of the Fund; and (4) while the Plan is in effect, the selection and nomination of "independent" Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the "independent" Trustees, or by vote of a majority of the outstanding voting securities of Class S of the Fund.

         Administrator


PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 ("PFPC"), performs various administrative and accounting services for the Fund. These services include maintenance of books and records, preparation of certain governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, based upon the following: .10% of the first $200 million of average net assets; .075% of the next $200 million of average net assets; .05% of the next $200 million of average net assets; and .03% of average net assets in excess of $600 million, plus any out-of-pocket expenses.


         Transfer Agent, Dividend Disbursing Agent and Custodian

PFPC serves as the Fund's transfer agent, dividend disbursing agent and registrar.

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, Delaware 19899, serves as custodian for the Fund's portfolio securities and cash.

         PERFORMANCE INFORMATION

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of the Fund. Different fees and expenses applicable to each of the classes, including Rule 12b-1 fees applicable to Class S shares, will affect the performance of those classes. The performance figures are calculated in the following manners:

         Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in additional shares of the same class of the Fund. Average annual total return for the Fund's Class A and Class S shares is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                        T = (ERV/P)1/n - 1
         Where:

      P        =       a hypothetical initial investment of $1,000,
                       adjusted to deduct the applicable sales charge for Class
                       A shares.

      T        =       average annual total return.

      n        =       number of years.

      ERV      =       ending redeemable value:

      ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). With respect to Class A shares, sales charges are not taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         Cumulative Total Return

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in additional shares of the same class of the Fund. Cumulative total return for the Fund's Class A shares is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                    C = (ERV/P) - 1
         Where:

        C = Cumulative Total Return adjusted to deduct the applicable sales charge for Class A shares.

        P =  a hypothetical initial investment of $1,000.

      ERV =  ending redeemable value:

    ERV is the value, at the end of the applicable period, of a hypothetical
        $1,000 investment made at the beginning of the applicable period.

         Total Return

Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

         Capital Change

Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

         Comparison of Portfolio Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and the statistics published by the Small Business Administration.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the assets that the Manager has under management in various geographical areas may be quoted in advertising and marketing materials.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Weiss funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S.
Government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risk/returns associated with an investment in bond or equity funds also will depend upon currency exchange fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Evaluation of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

         BUYING SHARES

Share purchases are executed at the net asset value next calculated, less any applicable front-end sales charge for Class A shares, after a purchase order is received by the Fund's transfer agent in good order as described under "Opening an Account" and "Adding to Your Investment" in the Fund's Class A Prospectus and "Buying Shares" in the Fund's Class S Prospectus. Purchases are made in full and fractional shares.

With respect to the Fund's Class A shares, a front-end sales charge of 1.50% is assessed on purchases of Fund shares, subject to a maximum of $75 per account. Broker-dealers other than the Distributor may assess additional transaction charges in connection with purchases of the Fund's Class A shares. The front-end sales charge may be waived in connection with certain purchases as described in the Fund's Class A Prospectus under "Opening an Account - Waiver of Front-End Sales Charge."

With respect to the Fund's Class S shares, broker-dealers or institutions may assess additional transaction charges in connection with purchases of Fund shares.

Individual Retirement Accounts ("IRAs"), Roth IRAs and Education IRAs. Shares of the Trust may be used as a funding medium for retirement plans, including IRAs, Roth IRAs and Education IRAs. Eligible individuals may establish an IRA, Roth IRA or Education IRA by adopting a custodial account available from PNC Bank, National Association, which may impose a charge for establishing and/or maintaining the account.

         REDEMPTIONS

The Trust may suspend the right of redemption of shares of the Fund and may postpone payment: (i) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the Shareholders of the Trust, or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the Fund's portfolio, although the Trust has no current intention to do so. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

         DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among the Weiss funds are also taxable events.

         TAXES

The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

General. The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is distributed. The Fund intends to distribute such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable to shareholders as long-term capital gains, whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares. Such distributions are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.

Discount. Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and futures contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Unless certain constructive sale rules (discussed more fully above) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless. Backup Withholding. The Fund generally will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from state and local taxation. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

         BROKERAGE ALLOCATION

To the maximum extent feasible, the Manager places orders for portfolio transactions through the Distributor, which in turn places orders on behalf of the Fund with other broker-dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Manager.

The primary objective of the Manager in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.


When it can be done consistently with the policy of obtaining the most favorable net results, it is the Manager's practice to place such orders with broker-dealers who supply research, market and statistical information to the Fund. The term "research market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Manager does not place orders with brokers or dealers because the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical information from broker-dealers may be useful to the Fund and to the Manager, it is the opinion of the Manager that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by broker-dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.


         NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange. An exchange traded option or futures contract and other financial instruments are valued at the last reported sale price prior to 4:00 p.m. (Eastern Time) as quoted on the principal exchange or board of trade on which such option or contract is traded. Lacking any sales, the option or futures contract is valued at the Calculated Mean.

Debt securities, other than short-term securities, are valued at bid prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value.

If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         INDEPENDENT ACCOUNTANTS


Tait, Weller & Baker has been appointed to serve as the Fund's independent accountants for the fiscal year ending December 31, 1999. The services to be performed by Tait, Weller & Baker include audits of the Fund's annual financial statements and preparation of the Fund's federal and state income tax returns.


         FINANCIAL STATEMENTS

The Fund's Statement of Assets and Liabilities as of June 28,1999 and the Notes thereto are attached to this Statement of Additional Information as Appendix B.

         ADDITIONAL INFORMATION

Dechert Price & Rhoads, Ten Post Office Square--South, Boston, MA 02109 serves as counsel to the Trust and the Fund.

                                   APPENDIX A

           DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                                   APPENDIX B


WEISS MILLENNIUM OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 28, 1999

ASSETS
     Cash                                                                $20.00
                                                                         ------
LIABILITIES                                                              ------
NET ASSETS                                                               $20.00
                                                                         ------
Class A Shares:
     Net assets
         (unlimited shares of beneficial interest authorized,
         $.01 par value, 1 share outstanding)                            $10.00
     Net asset value, offering and redemption price per share            $10.00
Class S Shares:
     Net assets
         (unlimited shares of beneficial interest authorized,
         $.01 par value, 1 share outstanding)                            $10.00
     Net asset value and redemption price per share                      $10.00
At June 28, 1999 the components of net assets were as follows:           $20.00
                                                                         ======
     Paid-in capital


See notes to statement of assets and liabilities


WEISS MILLENNIUM OPPORTUNITY FUND

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

June 28, 1999
1)      ORGANIZATION

         The Weiss Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following funds: Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund (the "Fund"). The Fund currently offers two classes of shares of beneficial interest. The Fund has had no operations from the date of organization to June 28, 1999 other than those relating to organization matters and the registration of its shares under applicable securities laws. The investment adviser purchased the initial 1 share of Class A and the initial 1 share of Class S of the Fund at $10 a share on June 28, 1999.



(2)      START-UP COST

         The investment adviser has assumed all start-up costs associated with the organization of the Fund.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of Weiss Millennium Opportunity Fund
Palm Beach Gardens, Florida


We have audited the accompanying statement of assets and liabilities of the Weiss Millennium Opportunity Fund, a series of The Weiss Fund. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Weiss Millennium Opportunity Fund, a series of The Weiss Fund, as of June 28, 1999, in conformity with generally accepted accounting principles.





Philadelphia, Pennsylvania
June 28, 1999



PART C.  OTHER INFORMATION

Item 23: Exhibits:

         (a)               Articles of Incorporation:

                           (1) Declaration of Trust of the Registrant dated August 10,1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

                           (2) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

                           (3)  Trustee's  Certificate  dated  February 9, 1998,
                           pertaining to termination of Weiss Intermediate Treasury Fund, filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (4) Redesignation of Series of Shares of Beneficial Interest (Weiss Treasury Bond Fund redesignated as Weiss Millennium Opportunity Fund) and Establishment and Designation of Classes of Shares of Beneficial Interest (Class A and Class S shares of Weiss
                           Millennium   Opportunity  Fund  established),   filed
                           herein.

         (b)               By-laws:

                           (1) By-Laws of the Registrant dated August 10, 1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

         (c)               Instruments Defining the Rights of Security Holders:
                           Not applicable.

         (d)               Investment Advisory Contracts:

                           (1) Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (2)  Investment   Advisory   Agreement   between  the
                           Registrant, on behalf of Weiss Millennium Opportunity Fund, and Weiss Money Management, Inc, filed herein.

                           (3) Sub-Advisory Agreement between Weiss Money Management, Inc., with respect to Weiss Millennium Opportunity Fund, and Harvest Advisors, Inc., filed herein.

         (e)               Underwriting Contracts:

                           (1) Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (2) Addendum to the Distribution Agreement between the Registrant and Weiss Funds, Inc., filed herein.

         (f)               Bonus or Profit Sharing Contracts:  Not applicable.

         (g)               Custodian Agreements:

                           (1) Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (2) Letter Agreement to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (3) Amendment to Custodian Agreement between the Registrant and PNC Bank, filed herein.

                           (h) Other Material Contracts:

                           (1) Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (2) Letter Agreement to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (3) Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (4) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                           (5) Letter Agreement to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed herein.

                           (6)   Amendment   to  Transfer   Agency  and  Service
                           Agreement between the Registrant and PFPC, Inc., filed herein.

                           (7) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed herein.

                           (8)  Amendment  to   Administration   and  Accounting
                           Services Agreement between the Registrant and PFPC, Inc., filed herein.

         (i)               Legal Opinion:
                                    (1) Opinion  and Consent of Dechert  Price &
                           Rhoads, filed herein.

         (j)               Other Opinions:

  (1)  Consent and Report of Independent Accountants to the Trust, filed herein.

         (k)               Omitted Financial Statements:  Not applicable.

         (l)               Initial Capital Agreements:

                           (1) Copy of Investment Representation Letter from Initial Shareholder, filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

         (m) Rule 12b-1 Plan: Filed herein.

         (n) Financial Data Schedules:  Not Applicable.

         (o) Rule 18f-3 Plan: Filed herein.


Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable.

Item 25. Indemnification:

                  A policy of insurance covering Weiss Money Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Reference is made to Article IV of the Registrant's Declaration of Trust, dated August 10, 1995, filed with the Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

Item 26. Business and Other Connections of Investment Adviser:

                  Reference is made to the Form ADV dated August 21, 1998 of Weiss Money Management, Inc. (SEC File No. 801-33726), investment adviser to Registrant's series. The information required by this Item 26 is incorporated by reference to such Form ADV.

                  Anthony L. Sagami is the sole shareholder and officer of Harvest Advisors, Inc., the sub-adviser to Weiss Millennium Opportunity Fund. Harvest Advisors' investment strategies are based upon proprietary trading systems developed by Mr. Sagami. Mr. Sagami has also been hired to author several mutual fund advisory newsletters that are published by Weiss Research, Inc., an affiliate of Registrant's investment adviser.

Item 27. Principal Underwriters:

         (a)      Not applicable.

         (b)      Name,
                  Business       Positions and Offices   Positions and Offices
                  Address(1)     with Underwriter           with Registrant

                  John N. Breazeale President            Chairman of the Board
                                                         and President

                  Martin D. Weiss   Director             Trustee

                  Sharon A. Parker  Vice President       Secretary

                  (1)      4176 Burns Road
                           Palm Beach Gardens, FL  33410.

         (c)      Not applicable.

Item 28. Location of Accounts and Records:

                  Weiss Money Management Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410; PFPC, Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809; PNC Bank, 200 Stevens Drive, Lester, Pennsylvania 19113.

Item 29. Management Services:  Not applicable.



Item 30. Undertakings:  Not applicable.







                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment No. 8 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 29th day of June, 1999.

                                                 THE WEISS FUND



                                                 By:                      *
                                                          John N. Breazeale
                                                          President


*By:     /S/ JOSEPH R. FLEMING
         Joseph R. Fleming
         Attorney-in-fact


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    Signatures             Title                               Date


              *            Chairman of the Board               June 29, 1999
John N. Breazeale          and President (Chief
                           Executive Officer)

/S/ DAVID D. MARKY         Treasurer (Chief                   June 29, 1999
David D. Marky             Financial Officer)


               *           Trustee                             June 29, 1999
Esther S. Gordon


               *           Trustee                             June 29, 1999
Robert Z. Lehrer

               *           Trustee                             June 29, 1999
Martin D. Weiss


               *           Trustee                             June 29, 1999
Donald Wilk



*By:     /S/ JOSEPH R. FLEMING
         Joseph R. Fleming
         Attorney-in-fact

*    Executed   pursuant   to  powers  of  attorney   filed  with   Registrant's
     Pre-Effective Amendment No. 2 to its Registration Statement.




                                  EXHIBIT INDEX




Exhibit a(4)        Redesignation of Series of Shares of Beneficial Interest
Exhibit d(2)        Investment Advisory Agreement
Exhibit d(3)        Sub-Advisory Agreement
Exhibit e(2)        Addendum to the Distribution Agreement
Exhibit g(3)        Amendment to Custodian Agreement
Exhibit h(5)        Letter Agreement to Transfer Agency and Service Agreement
Exhibit h(6)        Amendment to Transfer Agency and Service Agreement
Exhibit h(7)        Letter Agreement to Administration and Accounting Services
                    Agreement
Exhibit h(8)        Amendment to Administration and Accounting Services
                    Agreement
Exhibit i(1)        Opinion and Consent of Dechert Price & Rhoads
Exhibit j(1)        Consent and Report of Independent Accountants
Exhibit m           Rule 12b-1 Plan
Exhibit o           Rule 18f-3 Plan